COMMON STOCK SARs Fair Value Assumptions (Details) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate	Dec. 31, 2010 Rate
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of award	6 years	6 years	5 years
Risk-free interest rate	1.10%	2.50%	2.50%
Expected Volatility	64.30%	60.20%	62.00%
Weighted-average grant date fair value per share	$ 17.61	$ 25.22	$ 13.26